5. STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	34,000,000	18,200,000
Number of Warrants Granted	41,300,000	20,000,000
Number of Warrants Exercised	(27,500,000)	(4,200,000)
Number of Warrants Cancelled/Forfeited	0	0
Number of Warrants Outstanding, Ending	47,800,000	34,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001	$ 0.001
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding	3 years 9 months 18 days	1 year 8 months 12 days
Aggregate Intrinsic Value	$ 2,557,300